SCHEDULE OF FIXED ASSETS (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2021
Non Residential Property [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years